CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SUMMARY OF OUTSTANDING PROMISSORY NOTES

The following table summarizes the outstanding promissory notes as of September 30, 2023 and December 31, 2022 (dollars in thousands):

		September 30, 2023		December 31, 2022
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount
Convertible Note - Talos Victory (Note 9 (b))	8%	$-	$-	$-	-
Convertible Note - Mast Hill (Note 9 (b))	8%	725,000	679,402	740,000	635,535
Convertible Note - First Fire (Note 9 (b))	8%	156,250	146,654	181,250	156,594
Convertible Note - LGH Note 9 (b))	8%	202,500	199,438	207,500	188,987
Convertible Note - Fourth Man (Note 9 (b))	8%	152,000	137,882	157,000	128,703
Convertible Note - Jeffery Street Note 9 (b))	8%	165,000	145,865	170,000	142,554
Convertible Note - Blue Lake Note 9 (b))Total	8%	-	-	-	-
Total		$1,400,750	$1,309,241	$1,455,750	$1,252,373

Amortization of discounts for the nine months ended September 30, 2023			(74,886)
Convertible promissory notes payable as of September 30, 2023			$1,234,355

The following table summarizes the outstanding promissory notes as of December 31, 2022 and 2021 (dollars in thousands):

		2022		2021
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount

Convertible Note- Talos Victory (Note 9 (b))	8%	$-	$-	$250,000	201,536
Convertible Note-Mast Hill (Note 9 (b))	8%	740,000	635,535	750,000	612,265
Convertible Note-First Fire (Note 9 (b))	8%	181,250	156,594	250,000	200,129
Convertible Note-LGH Note 9 (b))	8%	207,500	188,987	250,000	209,274
Convertible Note -Fourth Man (Note 9 (b))	8%	157,000	128,703	250,000	199,220
Convertible Note-Jefferson Street Note 9 (b))	8%	170,000	142,554	250,000	199,011
Convertible Note -Blue Lake Note 9 (b))Total	8%	-	-	250,000	199,011
Total		$1,455,750	$1,252,373	$2,250,000	$1,846,583
Amortization of discounts for year ended December 31, 2022			24,909
Convertible promissory notes payable as of December 31,2022			$1,277,282

SCHEDULE OF FAIR VALUE OF WARRANTS

The fair values of these warrants as of September 30, 2023 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					September 30, 2023
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2022(US$)	Changes of fair value of common stock purchase warrants liability (+ (loss)/(- (gain)(US$)	Common stock purchase warrants liability as of September 30, 2023 (US$)
Convertible Note - Talos Victory (Note 9 (a))	522.6%	$0.0%	$1.1	5.46%	14,803	28,758	43,561
Convertible Note - Mast Hill (Note 9 (a))	522.6%	0.0%	-	5.46%	101,293	(101,293)	-
Convertible Note - First Fire (Note 9 (a))	522.6%	0.0%	1.1	5.46%	33,919	65,246	99,165
Convertible Note - LGH Note 9 (a))	522.6%	0.0%	1.2	5.46%	34,028	65,204	99,232
Convertible Note - Fourth Man (Note 9 (ab))	522.6%	0.0%	1.2	5.46%	14,398	27,524	41,922
Convertible Note - Jeffery Street Note 9 (a))	522.6%	0.0%	1.2	5.46%	34,134	(7,697)	26,437
Convertible Note - Blue Lake Note 9 (a))	522.6%	0.0%	1.2	5.46%	24,382	46,542	70,924
Total				Total	256,957	124,284	381,241

The fair values of these warrants as of December 31, 2022 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					December 31, 2022
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2021(US$)	Changes of fair value of common stock purchase warrants liability (+ (gains)/- losses(US$)	Common stock purchase warrants liability as of December 31, 2022 (US$)
Convertible Note- Talos Victory (Note 9 (a))	289.9%	$0.0%	$1.8	4.41%	124,756	(109,953)	14,803
Convertible Note-Mast Hill (Note 9 (a))	289.9%	0.0%	1.8	4.41%	375,156	(273,863)	101,293
Convertible Note-First Fire (Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,408	(91,489)	33,919
Convertible Note-LGH Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,664	(91,636)	34,028
Convertible Note -Fourth Man (Note 9 (ab))	289.9%	0.0%	1.9	4.41%	125,821	(111,423)	14,398
Convertible Note-Jefferson Street Note 9 (a))3,054	289.9%	0.0%	1.9	4.41%	125,915	(91,781)	34,134
Convertible Note -Blue Lake Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,915	(101,533)	24,382
Total				Total	1,128,635	(868,678)	256,957